Income Taxes (Predecessor)	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes
10. Income Taxes

Under the laws of the countries of the companies’ incorporation and / or vessels’ registration, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in “Vessel operating expenses” in the accompanying consolidated statements of comprehensive (loss)/income.

The Company is potentially subject to a four percent U.S. federal income tax on 50% of its gross income derived by its charters that begin or end in the United States. However, under Section 883 of the Internal Revenue Code of the United States (the “Code”), a corporation is exempt from U.S. federal income taxation on its U.S.-source shipping income if: (a) it is organized in a foreign country that grants an equivalent exemption from tax to corporations organized in the United States (an “equivalent exemption”); and (b) either (i) more than 50% of the value of its common stock is owned, directly or indirectly, by “qualified stockholders”, which is referred to as the “50% Ownership Test” or (ii) its common stock is “primarily and regularly traded on an established securities market” in the United States or in a country that grants an “equivalent exemption”, which is referred to as the “Publicly-Traded Test.”

The Company and each of its subsidiaries expects it qualifies for this statutory tax exemption for the 2023 taxable year, and the Company takes this position for United States federal income tax return reporting purposes. Therefore, the Company does not expect to have any U.S. federal income tax liability in any of the year ended December 31, 2023.

OceanPal Inc. Predecessors [Member]
Income Taxes [Abstract]
Income Taxes
8. Income Taxes
Under the laws of the countries of the companies’ incorporation and / or vessels’ registration, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in vessel operating expenses in the accompanying combined carve-out statements of operations.
The vessel-owning companies with vessels that have called on the United States are obliged to file tax returns with the Internal Revenue Service. However, pursuant to the Internal Revenue Code of the United States, U.S. source income from the international operations of ships is generally exempt from U.S. tax. The applicable tax is 50% of 4% of U.S.-related gross transportation income unless an exemption applies. Each of the subsidiaries expects it qualifies for this statutory tax exemption for the period from January 1, 2021 to November 29, 2021, 2020 and 2019 taxable years, and they take this position for United States federal income tax return reporting purposes.